Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	BELLUS Health Inc.
Entity Central Index Key	0001259942
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	55,378,660
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Title of 12(b) Security	Common Shares
Trading Symbol	BLU
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false